Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Line Items]
Restricted net assets percentage	25.00%
Vietnam Subsidiary [Member]
Condensed Financial Information of the Parent Company [Line Items]
Restricted net assets percentage	25.00%